SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2022
Computer equipment
Accounting Policies [Line Items]
Depreciation rate (as a percent)	33.00%
Office furniture and equipment | Minimum [Member]
Accounting Policies [Line Items]
Depreciation rate (as a percent)	15.00%
Office furniture and equipment | Maximum [Member]
Accounting Policies [Line Items]
Depreciation rate (as a percent)	8.00%